Contract Liability and Receivable	12 Months Ended
Dec. 31, 2020
Disclosure of revenue from contracts with customers [Abstract]
Contract Liability and Receivable	Contract Liability and Receivable
Regional licensing agreement
We entered into a regional licensing agreement (the "Licensing Agreement") with Adlai Nortye Biopharma Co., Ltd. ("Adlai") in November 2017. Under the terms of the Licensing Agreement, Adlai will have exclusive development and commercialization rights to pelareorep in China, Hong Kong, Macau, Singapore, South Korea and Taiwan. We are entitled to receive upfront license fees, development and regulatory milestone payments, royalties and sales-based milestone payments.

Contract liability
Our contract liability balance at December 31, which we expect to record in revenue over the next five years, is as follows:

	2020 $	2019 $
Balance, beginning of the year	6,730,287	6,730,287
Regional licensing agreement	—	—
Revenue recognized in the year	—	—
Balance, end of the year	6,730,287	6,730,287

Contract liability - current	—	—
Contract liability - non-current	6,730,287	6,730,287
	6,730,287	6,730,287